Taxes (Details 7) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about income tax [Line Items]
Pre-tax		$ 2,344,671	$ 1,175,982
Deferred tax	[1]	798,146	420,599
After tax		1,546,525	755,383
Other [member]
Disclosure of detailed information about income tax [Line Items]
Pre-tax		12,119	0
Deferred tax		(4,708)	(47,220)
After tax		7,411	(47,220)
Derivative financial instruments [member]
Disclosure of detailed information about income tax [Line Items]
Pre-tax			(56,804)
Deferred tax			22,722
After tax			(34,082)
Cash flow hedging for future crude oil exports [member]
Disclosure of detailed information about income tax [Line Items]
Pre-tax		80,896	(537,353)
Deferred tax		(54,056)	220,596
After tax		26,840	(316,757)
Actuarial valuation gains (losses) [member]
Disclosure of detailed information about income tax [Line Items]
Pre-tax		2,251,656	1,770,139
Deferred tax		(739,382)	(616,697)
After tax		$ 1,512,274	$ 1,153,442

[1]	The following is the composition of the income tax recorded against other comprehensive income: